S000001273 [Member] Investment Objectives and Goals - MID CAP INDEX FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MID CAP INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks to provide investment results approximating the overall performance of the common stocks included in the Standard & Poor’s MidCap 400® Composite Stock Price Index (“S&P MidCap 400® Index” or “Index”).